Short-Term Bank Borrowings (Details Textual)				12 Months Ended
	May 04, 2018 USD ($)	May 23, 2017 USD ($)	May 08, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	May 04, 2018 CNY (¥)	May 23, 2017 CNY (¥)	May 08, 2017 CNY (¥)
Short-Term Bank Borrowings (Textual)
Short-term bank borrowings | $				$ 1,039,578	$ 1,494,887
Interest expense on short-term bank loans | $				83,549	104,760
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Textual)
Short-term bank borrowings | $	$ 1,039,578		$ 1,113,214	1,039,578	1,113,214
Due date	Apr. 21, 2019		May 07, 2018
Interest rate, description	The loan bears a fixed interest rate of 1-year Loan Prime Rate ("LPR") +2.19% on the date of drawing per annum.		The loan bears a fixed interest rate of 1 year Loan Prime Rate ("LPR") +2.2% per annum on the date of drawing.
Industrial Bank Co., Ltd [Member] | RMB [Member]
Short-Term Bank Borrowings (Textual)
Short-term bank borrowings | ¥						¥ 7,000,000		¥ 7,000,000
Maximum guaranteed amount | ¥						7,000,000
Maximum pledged amount for building and land use rights | ¥						¥ 17,400,000
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Textual)
Short-term bank borrowings | $		$ 380,000			$ 381,673
Due date		May 22, 2020
Interest rate, description		The loan bears a fixed interest rate of at least LPR*(1+30%) per annum on the date of drawing.
Postal Saving Bank of China [Member] | RMB [Member]
Short-Term Bank Borrowings (Textual)
Short-term bank borrowings | ¥							¥ 2,400,000